UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eagle Ridge Investment Management, LLC
Address: 274 Riverside, 2nd Floor
         Westport, CT  06880

13F File Number:  028-13340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Cheng
Title:     Chief Compliance Officer
Phone:     (203) 227-4515

Signature, Place, and Date of Signing:

      /s/ Christopher Cheng     Westport, CT     November 06, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $202,419 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579y101     6535    88547 SH       SOLE                    88547        0        0
ABBOTT LABS                    COM              002824100     4834    97724 SH       SOLE                    97724        0        0
ALCON INC                      COM SHS          H01301102      315     2270 SH       SOLE                     2270        0        0
AT&T INC                       COM              00206R102     7046   260867 SH       SOLE                   260867        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     4937   125627 SH       SOLE                   125627        0        0
BANK OF AMERICA CORPORATION    COM              060505104     7210   426118 SH       SOLE                   426118        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     5593   192934 SH       SOLE                   192934        0        0
BARD C R INC                   COM              067383109     7230    91975 SH       SOLE                    91975        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      309       93 SH       SOLE                       93        0        0
BMC SOFTWARE INC               COM              055921100      226     6010 SH       SOLE                     6010        0        0
CISCO SYS INC                  COM              17275r102     6650   282511 SH       SOLE                   282511        0        0
EMERSON ELEC CO                COM              291011104     4261   106322 SH       SOLE                   106322        0        0
EXXON MOBIL CORP               COM              30231G102     7536   109836 SH       SOLE                   109836        0        0
GENERAL ELECTRIC CO            COM              369604103     5061   308251 SH       SOLE                   308251        0        0
GOODRICH CORP                  COM              382388106      235     4330 SH       SOLE                     4330        0        0
HALLIBURTON CO                 COM              406216101     5599   206445 SH       SOLE                   206445        0        0
HEWLETT PACKARD CO             COM              428236103      862    18252 SH       SOLE                    18252        0        0
HOME DEPOT INC                 COM              437076102     3715   139445 SH       SOLE                   139445        0        0
INTEL CORP                     COM              458140100     4591   234570 SH       SOLE                   234570        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      323     2700 SH       SOLE                     2700        0        0
INVESCO LTD                    SHS              g491bt108     7174   315195 SH       SOLE                   315195        0        0
JOHNSON & JOHNSON              COM              478160104      282     4635 SH       SOLE                     4635        0        0
JPMORGAN CHASE & CO            COM              46625H100     6968   159016 SH       SOLE                   159016        0        0
KOHLS CORP                     COM              500255104     6898   120904 SH       SOLE                   120904        0        0
MEDTRONIC INC                  COM              585055106     4675   127033 SH       SOLE                   127033        0        0
MILLIPORE CORP                 COM              601073109     5871    83483 SH       SOLE                    83483        0        0
NORTHERN TR CORP               COM              665859104      326     5600 SH       SOLE                     5600        0        0
ORACLE CORP                    COM              68389X105     6244   299637 SH       SOLE                   299637        0        0
PEPSICO INC                    COM              713448108     4050    69050 SH       SOLE                    69050        0        0
PPL CORP                       COM              69351T106     4563   150381 SH       SOLE                   150381        0        0
PRECISION CASTPARTS CORP       COM              740189105     3273    32130 SH       SOLE                    32130        0        0
PROCTER & GAMBLE CO            COM              742718109     7806   134774 SH       SOLE                   134774        0        0
QUESTAR CORP                   COM              748356102     4329   115251 SH       SOLE                   115251        0        0
RAYTHEON CO                    COM NEW          755111507     6387   133139 SH       SOLE                   133139        0        0
SCHWAB CHARLES CORP NEW        COM              808513105     4271   223020 SH       SOLE                   223020        0        0
SEMPRA ENERGY                  COM              816851109     7065   141847 SH       SOLE                   141847        0        0
ST JUDE MED INC                COM              790849103     3474    89058 SH       SOLE                    89058        0        0
STAPLES INC                    COM              855030102     5021   216229 SH       SOLE                   216229        0        0
TERADATA CORP DEL              COM              88076W103     7824   284312 SH       SOLE                   284312        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     7338   120431 SH       SOLE                   120431        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     5879   234767 SH       SOLE                   234767        0        0
US BANCORP DEL                 COM NEW          902973304     4051   185334 SH       SOLE                   185334        0        0
WAL MART STORES INC            COM              931142103     5582   113710 SH       SOLE                   113710        0        0